Debt securities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Debt Instruments [Abstract]
Disclosure of detailed information about debt instruments explanatory
The detail, by classification, type and currency, of Debt securities in the consolidated balance sheets is as follows:

EUR million
	2022	2021	2020
Classification
Financial assets held for trading	41,403	26,750	37,894
Non-trading financial assets mandatorily at fair value through profit or loss	1,134	957	700
Financial assets designated at fair value through profit or loss	2,542	2,516	2,979
Financial assets designated at fair value through other comprehensive income	75,083	97,922	108,903
Financial assets at amortised cost	73,554	35,708	26,078
	193,716	163,853	176,554
Type
Spanish government debt securities	26,876	20,638	30,397
Foreign government debt securities	121,018	102,976	110,570
Issued by financial institutions	10,176	12,324	10,133
Other fixed-income securities	35,468	27,850	25,337
Impaired financial assets	404	280	401
Impairment losses	(226)	(215)	(284)
	193,716	163,853	176,554
Currency
Euro	63,903	45,197	58,850
Pound sterling	6,732	6,304	7,372
US dollar	37,749	34,229	29,009
Brazilian real	35,841	35,907	35,139
Other currencies	49,717	42,431	46,468
Debt securities excluding impairment adjustments	193,942	164,068	176,838
Impairment losses	(226)	(215)	(284)
	193,716	163,853	176,554

Schedule of debt instruments by origin of issuer
The breakdown, by origin of the issuer, of debt securities at 31 December 2022, 2021 and 2020, net of impairment losses, is as follows:

EUR million
	2022				2021				2020
	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%
Spain	1,015	26,876	27,891	14.40%	3,773	20,638	24,411	14.90%	1,588	30,397	31,985	18.12%
United Kingdom	2,545	3,013	5,558	2.87%	3,334	2,097	5,431	3.31%	3,099	2,795	5,894	3.34%
Portugal	2,572	3,603	6,175	3.19%	3,008	3,845	6,853	4.18%	3,095	6,462	9,557	5.41%
Italy	1,948	8,329	10,277	5.31%	1,215	1,531	2,746	1.68%	1,047	4,688	5,735	3.25%
Ireland	6,141	11	6,152	3.18%	4,759	52	4,811	2.94%	2,924	2	2,926	1.66%
Poland	2,830	9,443	12,273	6.34%	2,848	12,727	15,575	9.51%	3,126	11,400	14,526	8.23%
Other European countries	8,161	9,655	17,816	9.20%	8,922	3,422	12,344	7.53%	8,211	2,891	11,102	6.29%
United States	8,950	22,318	31,268	16.14%	5,634	21,465	27,099	16.54%	6,386	14,645	21,031	11.91%
Brazil	9,201	28,191	37,392	19.30%	5,446	29,251	34,697	21.18%	5,179	33,316	38,495	21.80%
Mexico	481	17,578	18,059	9.32%	517	14,572	15,089	9.21%	435	19,053	19,488	11.04%
Chile	28	10,009	10,037	5.18%	51	9,467	9,518	5.81%	41	8,082	8,123	4.60%
Other American countries	1,560	5,960	7,520	3.88%	655	2,128	2,783	1.70%	274	3,098	3,372	1.91%
Rest of the world	390	2,908	3,298	1.70%	77	2,419	2,496	1.52%	182	4,138	4,320	2.44%
	45,822	147,894	193,716	100%	40,239	123,614	163,853	100%	35,587	140,967	176,554	100%

Schedule of debt instruments by issuer rating
Following are the main aggregates relating to credit risk from our activities with customers:

Main credit risk performance metrics from activity with customersA
December data
	Credit risk with customers (EUR million)B			Credit impaired loans (EUR million)			NPL ratio (%)
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Europe	639,996	636,123	606,997	15,186	19,822	20,272	2.37	3.12	3.34
Spain	293,197	283,953	272,154	9,598	13,403	14,053	3.27	4.72	5.16
UK	253,455	262,869	252,255	3,059	3,766	3,138	1.21	1.43	1.24
Portugal	41,755	41,941	40,693	1,247	1,442	1,584	2.99	3.44	3.89
Poland	33,350	33,497	31,578	1,268	1,210	1,496	3.80	3.61	4.74
North America	185,614	149,792	131,626	5,629	3,632	2,938	3.03	2.42	2.23
US	140,452	112,808	99,135	4,571	2,624	2,025	3.25	2.33	2.04
Mexico	45,107	36,984	32,476	1,047	1,009	913	2.32	2.73	2.81
South America	167,348	141,874	129,590	10,381	6,387	5,688	6.20	4.50	4.39
Brazil	101,801	85,702	74,712	7,705	4,182	3,429	7.57	4.88	4.59
Chile	47,811	41,479	42,826	2,384	1,838	2,051	4.99	4.43	4.79
Argentina	5,844	5,481	4,418	122	198	93	2.08	3.61	2.11
Digital Consumer Bank	125,339	116,989	116,381	2,583	2,490	2,525	2.06	2.13	2.17
Corporate Centre	5,824	6,337	4,862	894	903	344	15.35	14.38	7.08
Total Group	1,124,121	1,051,115	989,456	34,673	33,234	31,767	3.08	3.16	3.21
A.Management perimeter according to the reported segments
B.Includes gross lending to customers, guarantees and documentary credits.

Schedule of breakdown by type of instrument
The detail, by type of financial instrument, of private fixed-income securities at 31 December 2022, 2021 and 2020, net of impairment losses, is as follows:

EUR million
	2022	2021	2020
Securitised mortgage bonds	9,222	5,806	5,926
Other asset-backed bonds	7,120	6,304	5,479
Floating rate debt	12,397	8,081	7,829
Fixed rate debt	17,083	20,048	16,353
Total	45,822	40,239	35,587

Schedule of changes in impairment losses on debt instruments
The changes in the impairment losses on debt securities are summarised below:

EUR million
	2022	2021	2020
Balance at beginning of year	215	284	474
Net impairment losses for the yearA	16	28	79
Of which:
Impairment losses charged to income	30	49	91
Impairment losses reversed with a credit to income	(14)	(21)	(12)
Exchange differences and other items	(5)	(97)	(269)
Balance at end of year	226	215	284
Of which:
By geographical location of risk:
European Union	26	25	21
Latin America	200	190	263
A.Of the EUR 16 million corresponding to net provisions for the year ended 31 December 2022 (EUR 28 million and EUR 79 million at 31 December 2021 and 2020, respectively), EUR 17 million relates to financial assets at amortized cost (EUR 31 million and EUR 77 million at 31 December 2021 and 2020, respectively) and EUR -1 million relates to financial assets designated at fair value through other comprehensive income (EUR -3 million and EUR 2 million at 31 December 2021 and 2020, respectively).
Following is the movement of the loan loss provision broken down by impairment stage of loans and advances to customers during 2022, 2021 and 2020:

2022
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	4,188	5,226	13,550	22,964
Transfers
To stage 2 from stage 1	(713)	3,046		2,333
To stage 3 from stage 1	(557)		4,586	4,029
To stage 3 from stage 2		(1,802)	3,182	1,380
To stage 1 from stage 2	215	(894)		(679)
To stage 2 from stage 3		400	(933)	(533)
To stage 1 from stage 3	9		(161)	(152)
Net changes of the exposure and modifications in the credit risk	414	(1,056)	5,940	5,298
Write-offs	—	—	(12,235)	(12,235)
FX and other movements	70	207	2	279
Loss allowance at the end of the year	3,626	5,127	13,931	22,684

2021
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	4,265	5,672	13,658	23,595
Transfers
To stage 2 from stage 1	(578)	2,968		2,390
To stage 3 from stage 1	(237)		2,209	1,972
To stage 3 from stage 2		(1,086)	2,474	1,388
To stage 1 from stage 2	254	(1,025)		(771)
To stage 2 from stage 3		216	(760)	(544)
To stage 1 from stage 3	8		(67)	(59)
Net changes of the exposure and modifications in the credit risk	617	(1,557)	5,326	4,386
Write-offs	—	—	(9,089)	(9,089)
FX and other movements	(141)	38	(201)	(304)
Loss allowance at the end of the year	4,188	5,226	13,550	22,964

2020
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	3,835	4,474	13,933	22,242
Transfers
To stage 2 from stage 1	(1,040)	2,880		1,840
To stage 3 from stage 1	(255)		2,386	2,131
To stage 3 from stage 2		(971)	2,066	1,095
To stage 1 from stage 2	294	(976)		(682)
To stage 2 from stage 3		303	(727)	(424)
To stage 1 from stage 3	53		(138)	(85)
Net changes of the exposure and modifications in the credit risk	1,966	535	7,009	9,510
Write-offs	—	—	(8,930)	(8,930)
FX and other movements	(588)	(573)	(1,941)	(3,102)
Loss allowance at the end of the year	4,265	5,672	13,658	23,595
The changes in gross property development loans to customers were as follows:

EUR million
	2022	2021	2020
Balance at beginning of year	2,625	2,871	2,939
Foreclosed assets	—	(1)	(6)
Reductions	(295)	(230)	(24)
Written-off assets	(3)	(15)	(38)
Balance at end of year	2,327	2,625	2,871